Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Sep. 14, 2015
MFS® Blended Research® Growth Equity Fund | A
Prospectus:
Trading Symbol	BRWAX
MFS® Blended Research® Growth Equity Fund | B
Prospectus:
Trading Symbol	BRWBX
MFS® Blended Research® Growth Equity Fund | C
Prospectus:
Trading Symbol	BRWCX
MFS® Blended Research® Growth Equity Fund | I
Prospectus:
Trading Symbol	BRWJX
MFS® Blended Research® Growth Equity Fund | R1
Prospectus:
Trading Symbol	BRWRX
MFS® Blended Research® Growth Equity Fund | R2
Prospectus:
Trading Symbol	BRWSX
MFS® Blended Research® Growth Equity Fund | R3
Prospectus:
Trading Symbol	BRWTX
MFS® Blended Research® Growth Equity Fund | R4
Prospectus:
Trading Symbol	BRWUX
MFS® Blended Research® Growth Equity Fund | R5
Prospectus:
Trading Symbol	BRWVX